Note 28 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
	2019	2018

Collateral given for the Company’s own liabilities	817.0	653.8
Other commitments	1,245.2	1,338.9
	2,062.2	1,992.7

Commitments to suppliers	15,877.3	12,078.6
	15,877.3	12,078.6

Disclosure of future contractual commitments [text block]
	2019	2018

Less than 1 year	9,300.5	4,827.0
Between 1 and 2 years	3,861.9	2,932.4
More than 2 years	2,714.9	4,319.2
	15,877.3	12,078.6